Going Concern (Details) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Going Concern (Details) [Line Items]
Cash used in operations		$ (17,750,350)	$ 21,855,127	$ 21,665,518
Cash used in operations		$ 12,445,848
Patricia Acquisition Corp.[Member]
Going Concern (Details) [Line Items]
Accumulated deficit	$ 153,364
Stockholders' deficit	$ 152,864		124,043
Working capital			123,543
Net losses			$ 123,543